Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net loss for the period	$ (11,924)	$ (10,559)
Adjustments for non-cash items	717	(949)
Interest received	98
Interest paid	(34)	(126)
Cash flow from operating activities before changes in working capital	(11,143)	(11,634)
Cash flow from changes in working capital:
Changes in net working capital	(151)	(1,742)
Net cash used in operating activities	(11,294)	(13,376)
Investing activities:
Purchase of property and equipment	(23)	(264)
Receipt (payment) of non-current financial assets - leasehold deposits	(6)	28
Net cash used in investing activities	(29)	(236)
Financing activities:
Proceeds from issuance of shares and exercise warrants, less underwriter discounts	5,973	28
Transaction costs related to issuance of shares	(176)	(221)
Proceeds from borrowings		7,849
Repayment of borrowings	(297)	(60)
Leasing installments	(163)	(158)
Net cash provided by financing activities	5,337	7,438
Net increase/(decrease) in cash and cash equivalents	(5,986)	(6,174)
Cash and cash equivalents at January 1	13,184	32,166
Exchange rate adjustments on cash and cash equivalents	(80)	(740)
Cash and cash equivalents at June 30	7,118	$ 25,252
Non-cash investing and financing activities
Acquisition of property and equipment through loan from lessor	$ 65